TAXES ON INCOME (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate Reconciliation, Deductions, Dividends	25.00%
Effective Income Tax Rate, Continuing Operations		25.00%
Effective Income Tax Rate On Dividends Distributed To Individuals And Foreign Residents	15.00%
Israeli Resident Corporations [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate	0.00%
Israeli Resident Individuals [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate	15.00%
Non Israeli Residents [Member]
Income Tax Expenses Benefit [Line Items]
Withholding Tax Rate	15.00%
Subsidiaries [Member]
Income Tax Expenses Benefit [Line Items]
Tax Credit Carryforward, Amount	$ 7.8
January 1, 2014 [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate On Dividends Distributed To Individuals And Foreign Residents	20.00%
January 1, 2014 and thereafter [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	26.50%
Legislation Amendment 2011 [Member] | Year 2012 and There After [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	25.00%
Development Region [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	9.00%
Other Areas Within Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	16.00%
In Israel [Member]
Income Tax Expenses Benefit [Line Items]
Effective Income Tax Rate, Continuing Operations	20.00%